Financial risk management (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Open derivatives transactions	$ (24)	$ (101)
Closed derivatives transactions awaiting financial settlement	(5)	1
Recognized in Statements of Financial Position	(29)	(100)
Other assets (note 22)	102	29
Other liabilities (note 22)	$ (131)	$ (129)